Acquisitions	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Acquisitions

2. Acquisitions

The Company applies the provisions of FASB ASC Topic No. 805, Business Combinations, in the accounting for its acquisitions, which requires recognition of the assets acquired and the liabilities assumed at their acquisition date fair values, separately from goodwill. Goodwill as of the acquisition date is measured as the excess of consideration transferred over the net of the acquisition date fair values of the tangible and identifiable intangible assets acquired and liabilities assumed. While the Company uses its best estimates and assumptions to accurately value assets acquired and liabilities assumed at the acquisition date as well as contingent consideration, where applicable, its estimates are inherently uncertain and subject to refinement. As a result, during the measurement period that exists up to 12 months from the acquisition date, the Company may record adjustments to the tangible and specifically identifiable intangible assets acquired and liabilities assumed with a corresponding adjustment to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired and liabilities assumed, whichever comes first, the impact of any subsequent adjustments is included in the consolidated statements of operations.

Costs to exit or restructure certain activities of an acquired company or the Company’s internal operations are accounted for as a one-time termination and exit cost pursuant to FASB ASC Topic No. 420, Exit or Disposal Cost Obligations, and are accounted for separately from the business combination. A liability for costs associated with an exit or disposal activity is recognized and measured at its fair value in the Company’s consolidated statement of operations in the period in which the liability is incurred.

Uncertain income tax positions and tax-related valuation allowances that are acquired in connection with a business combination are initially estimated as of the acquisition date. The Company reevaluates these items quarterly based upon facts and circumstances that existed as of the acquisition date, with any adjustments to the preliminary estimates being recorded to goodwill if such adjustments occur within the 12-month measurement period. Subsequent to the end of the measurement period or the Company’s final determination of the value of the tax allowance or contingency, whichever comes first, changes to these uncertain tax positions and tax-related valuation allowances will affect the provision for income taxes in the consolidated statement of operations, and could have a material impact on results of operations and financial position.

iMobileMagic – Mobile Experiences, LDA

On July 19, 2016, the Company and iMobileMagic – Mobile Experiences, LDA (“iMM”), a Portuguese limited liability company, entered into a Share Purchase Agreement (the “Share Purchase Agreement”) pursuant to which the Company agreed to acquire 100% of the outstanding share capital (the “Shares”) of iMM.  Under the terms of the Share Purchase Agreement, the aggregate purchase price for the Shares, Shareholders Credits and the share held by Seller Marco Leal in the share capital of the Portuguese company “Fammly, Lda.”, consisted of the following consideration (collectively, the “Purchase Price”): (i) €500,000 in cash, plus €20,238 in cash corresponding to the difference between cash and debt (excluding the Shareholders Credits) of the Company as of June 30, 2016, in a total of €520,238 or equivalent value of $580,577 in cash (the “Cash Consideration”); (ii) €500,000 or equivalent value of $578,994 in value of Buyer’s common stock (the “Initial Shares”); and (iii) €1,000,000 or equivalent value of $1,157,989 in value of Buyer’s common stock to be held in escrow pursuant to the Escrow Agreement (the “Escrowed Shares”).  As a result of the Acquisition, iMM has become a wholly-owned subsidiary of the Company.  Approximately 16 employees continued as employees of iMM following the Closing.  Acquisition-related costs of $0.2 million were recorded as expense in fiscal year 2016 in the general and administrative section of the consolidated statement of operations.

The total purchase price is summarized as follows (in thousands):

Cash paid at closing	$581
Common stock	1,737
Total purchase price	$2,318

The Company’s allocation of the purchase price is summarized as follows (in thousands):

Assets:
Cash and cash equivalents	$23
Short term investments	1
Accounts receivable	156
Prepaids and other current assets	8
Intangible assets	683
Goodwill	1,695
Total assets	$2,566
Liabilities:
Accounts payable	$13
Accrued liabilities	64
Deferred tax liability	171
Total liabilities	$248
Total purchase price	$2,318

The results of operations of iMobileMagic have been included in the Company’s consolidated financial statements from the date of acquisition.  The pro-forma effect of the acquisition on historical periods is not material and therefore is not included.

The purpose of the iMobileMagic acquisition was to enter into the fast growing international family services, location-tracking market.

Birdstep Technology AB

On April 7, 2016, pursuant to the Share Purchase Agreement, dated as of March 8, 2016, by and between the Company and Birdstep Technology ASA (“Birdstep”), the Company completed its acquisition of 100% of the outstanding capital stock of Birdstep’s wholly owned Swedish subsidiary, Birdstep Technology AB (the “Acquisition”).  Pursuant to the terms of the Share Purchase Agreement, the Company paid a net purchase price of $2,000,000 in cash to Birdstep at the closing.  As a result of the Acquisition, Birdstep Technology AB became a wholly-owned subsidiary of the Company.  Approximately 18 employees continued as employees of Birdstep Technology AB following the Closing.  Acquisition-related costs of $0.2 million were recorded as expense in the fiscal year 2016 in the general and administrative section of the consolidated statement of operations.

The total purchase price is summarized as follows (in thousands):

Cash paid at closing	$2,883
Less: Reimbursement of cash on hand at closing	(883)
Total purchase price	$2,000

The Company’s allocation of the purchase price is summarized as follows (in thousands):

Assets:
Cash and cash equivalents	$73
Accounts receivable	99
Income tax receivable	103
Prepaids and other current assets	311
Equipment and improvements	30
Intangible assets	670
Goodwill	1,991
Total assets	$3,277
Liabilities:
Accounts payable	$223
Accrued liabilities	421
Deferred revenue	486
Deferred tax liability	147
Total liabilities	$1,277
Total purchase price	$2,000

The results of operations of Birdstep Technology AB have been included in the Company’s consolidated financial statements from the date of acquisition.  The pro-forma effect of the acquisition on historical periods is not material and therefore is not included.

The purpose of the Birdstep acquisition was to re-enter the Asia-Pacific and European wireless markets, and to acquire engineering talent that was already in place and developing essentially the same NetWise-type products that we were.